Gain on Sale of Containers to Noncontrolling Interest	6 Months Ended
Jun. 30, 2011
Gain on Sale of Containers to Noncontrolling Interest
(3)	Gain on Sale of Containers to Noncontrolling Interest

On June 30, 2011, the Company’s primary asset owning subsidiary, Textainer Marine Containers Limited (“TMCL”) completed a capital restructuring, whereby, the Company’s wholly owned subsidiary, Textainer Limited (“TL”), became the sole owner of TMCL. Immediately before the capital restructuring, TL held an 82.49% economic ownership in TMCL and TCG Fund I, L.P. (“TCG”) held the remaining 17.51% economic ownership. TL’s total ownership and voting interest in TMCL’s Class A common shares before and after the capital restructuring was 75% and 100%, respectively.

On June 30, 2011, TL purchased 1,500 (or 12.5%) Class A common shares of TMCL from TCG for cash consideration of $71,089. The Company accounted for this transaction as a reduction in the related noncontrolling interest and additional paid-in capital. To complete the capital restructuring, TMCL contributed 12.5% of its containers, net and investment in direct financing and sales-type leases to TCG and TCG paid $67,303 of principal on TMCL’s secured debt facility (equal to 12.5% of the balance of TMCL’s secured debt facility and bonds payable) in consideration for the remaining 1,500 (or 12.5%) Class A shares of TMCL held by TCG, which were immediately retired. The fair value of the containers, net and investment in direct financing and sales-type leases contributed was $124,153 and $8,896, respectively, compared to a book value of $104,345 and $8,931, respectively. The Company recorded a gain on sale of containers to noncontrolling interest of $19,773 in the amount by which the fair value of its containers, net and net investment in direct financing and sales-type leases exceeded their book values. Simultaneously with the contribution of containers, net and net investment in direct financing and sales-type leases, TCG repaid $67,302 of TMCL’s Secured Debt Facility. As a result of this restructuring, the noncontrolling interest in TMCL was eliminated as of June 30, 2011, and additional paid-in capital was reduced by $35,013.

TL’s 100% ownership and voting interest in TMCL’s Class B common shares was not affected by the capital restructuring. In addition, voting matters related to commencing bankruptcy proceedings and amending related board and shareholder meeting requirements require the approval of a separate Class C common shareholder, which does not have any economic ownership interest in TMCL and was not affected by the capital restructuring. For U.S. Federal income tax purposes, as a result of the capital restructuring described above, TMCL became a disregarded entity with respect to the Company. The Company has consolidated TMCL since the inception of the entity in 2001.